Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities
Net loss	$ (256,540)	$ (262,851)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Non-cash LNG inventory write-downs	0	17,826
Depreciation and amortization expense	92,101	47,557
Amortization of debt issuance costs and discount	14,176	7,546
Loss on early extinguishment of debt	53,526	96,273
Total losses on derivatives, net	48,555	13,040
Net cash used for settlement of derivative instruments	(8,775)	(40,796)
Other	136	92
Changes in restricted cash for certain operating activities	54,551	167,083
Changes in operating assets and liabilities:
Accounts and other receivables	(30,897)	238
Accounts receivable—affiliate	(36,274)	(48)
Advances to affiliate	(398)	(27,672)
Inventory	(26,175)	(24,080)
Accounts payable and accrued liabilities	107,047	558
Due to affiliates	9,217	(8,154)
Deferred revenue	(2,960)	(3,003)
Other, net	(4,865)	(6,754)
Other, net—affiliate	430	22,198
Net cash provided by (used in) operating activities	12,855	(947)
Cash flows from investing activities
Property, plant and equipment, net	(1,884,238)	(2,130,959)
Use of restricted cash for the acquisition of property, plant and equipment	1,914,532	2,178,481
Other	(38,319)	(50,711)
Net cash used in investing activities	(8,025)	(3,189)
Cash flows from financing activities
Proceeds from issuances of debt	5,418,500	2,250,000
Repayments of debt	(3,130,000)	0
Debt issuance and deferred financing costs	(89,433)	(177,001)
Investment in restricted cash	(2,263,075)	(2,072,999)
Distributions to owners	(74,268)	(74,261)
Other	(306)	0
Net cash used in financing activities	(138,582)	(74,261)
Net decrease in cash and cash equivalents	(133,752)	(78,397)
Cash and cash equivalents—beginning of period	146,221	248,830
Cash and cash equivalents—end of period	$ 12,469	$ 170,433